Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,293,000.00
Previously Paid Amount	0.00
Total Fee Amount	178.56
Total Offset Amount	0.00
Net Fee	178.56
Narrative - Max Aggregate Offering Price	$ 1,293,000.00
Final Prospectus	true